Long-term commitments (Details) - BRL	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term commitments
Average term of agreement	6 years
Purchase liability	BRL 0
Contractual obligations assumed	BRL 1,326,090,000	BRL 1,387,613,000